Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands									12 Months Ended
	Oct. 30, 2025 USD ($)	Oct. 15, 2025 USD ($) shares	Oct. 07, 2025 USD ($)	Aug. 08, 2025 USD ($)	Jun. 17, 2025 USD ($) $ / shares shares	Jun. 06, 2025 USD ($)	Apr. 21, 2025 USD ($) $ / shares shares	Apr. 04, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2025 USD ($) $ / shares shares	Jun. 08, 2023 shares
Subsequent Event [Line Items]
Alternative assets | $									$ 259,113	$ 293,916	$ 211,324
Preferred stock, par value | $ / shares									$ 0.001	$ 0.001	$ 0.001
Provision for credit losses | $									$ 998
Allowance for insurance receiables | $									$ 2,100	$ 1,300
Common Class A [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Outstanding | shares									8,474,000	3,339,000	9,456,000	2,358,429
Price per unit | $ / shares									$ 0.31
Units issuable, shares | shares									2,127,472		51,531,744
Subsequent Event [Member]
Subsequent Event [Line Items]
Alternative assets | $					$ 1,900		$ 200	$ 9,600
Subsequent Event [Member] | Preferred Series A Subclass 1 [Member]
Subsequent Event [Line Items]
Conversion of Stock, Amount Converted | $		$ 52,600
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Issued | shares		101,294,288
Common Stock, Shares, Outstanding | shares		110,758,536
Subsequent Event [Member] | Series B-6 Resettable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Units issued, shares | shares								965,576
Preferred stock, par value | $ / shares								$ 0.001
Conversion price | $ / shares								$ 0.3151
Units issuable, shares | shares								40,862,294
Subsequent Event [Member] | Series B-7 Resettable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Units issued, shares | shares							23,333
Preferred stock, par value | $ / shares							$ 0.001
Conversion price | $ / shares							$ 0.2979
Units issuable, shares | shares							1,044,450
Preferred stock convertible floor price | $ / shares							$ 0.2234
Subsequent Event [Member] | Series B-8 Resettable Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Units issued, shares | shares					191,037
Preferred stock, par value | $ / shares					$ 0.001
Conversion price | $ / shares					$ 0.3397
Units issuable, shares | shares					7,497,528
Preferred stock convertible floor price | $ / shares					$ 0.2548
Subsequent Event [Member] | HH-BDH [Member]
Subsequent Event [Line Items]
Principal payment | $	$ 2,100		$ 700	$ 3,800		$ 11,200
Customer ExAlt Trusts [Member]
Subsequent Event [Line Items]
Alternative assets | $									$ 259,113	$ 293,916	$ 211,324
Customer ExAlt Trusts [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate gross proceeds | $	$ 8,300		$ 1,400	$ 11,600		$ 25,100
Percentage of proceeds distributed to beneficiaries	0.025		0.025	0.025
Amount funded | $				$ 8,900